Composition of Certain Balance Sheet Accounts - Summary of Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Employee related liabilities	$ 23,605	$ 17,202	$ 11,119
Professional fees	5,863	14,160	9,885
Freight	4,191	4,158	1,658
Warranty	3,375	2,543	1,944
Marketing	2,794	2,026	1,184
Construction in progress	1,547	903	2,098
Capital lease	922	721	648
Contingent consideration		1,303	1,900
Other	4,925	4,887	2,260
Total accrued expenses and other current liabilities	$ 47,222	$ 47,903	$ 32,696